Business Segment Information - external customers by geographic region (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Segment Information
Gross revenues	$ 59,432	$ 113,267	$ 139,751
Canada
Business Segment Information
Gross revenues	39,493	13,730	13,035
Africa
Business Segment Information
Gross revenues	3,358	4,114	4,254
Americas
Business Segment Information
Gross revenues	8,877	5,880	1,786
Asia
Business Segment Information
Gross revenues	604	1,909	1,549
Europe
Business Segment Information
Gross revenues	$ 7,100	$ 87,634	$ 119,127